Parent Only Financial Information (Details) - Schedule of Condensed Balance Sheets - Parent Company [Member] - Reportable Legal Entities [Member] - CNY (¥) ¥ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Current asset
Cash and cash equivalents	¥ 59,392	¥ 61,230
Total current asset	59,392	61,230
Non-current asset
Investments in and amounts due from subsidiaries, the VIE and VIE’s subsidiaries	1,606,304	1,592,432
Total non-current asset	1,606,304	1,592,432
Total assets	1,665,696	1,653,662
Current liability
Accrued expenses and other current liabilities	26,397	27,867
Total current liability	26,397	27,867
Total liabilities	26,397	27,867
Shareholders’ equity
Class A ordinary shares	17	17
Additional paid-in capital	5,243,427	5,243,416
Accumulated other comprehensive loss	(397,840)	(398,160)
Accumulated deficit	(3,206,305)	(3,219,478)
Total shareholders’ equity	1,639,299	1,625,795
Total liabilities and shareholders’ equity	¥ 1,665,696	¥ 1,653,662